SEGMENT INFORMATION - PERCENT OF SALES BY BUSINESS UNIT (Details)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	1	1	1
Fabric Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	0.22	.22	0.22
Baby Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	0.15	0.15	0.14
Hair Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.11	0.11	0.11
Male Grooming [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.09	0.10	0.10
Home Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.09	0.09	0.09
Family Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.08	0.07	0.08
Oral Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.08	0.07	0.07
Feminine Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.06	0.06	0.06
Skin and Personal Care [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.07	0.07	0.08
All Other [Member]
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	.05	0.06	0.05